Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statement of cash flows:

	June 30, 2025	December 31, 2024
Cash and cash equivalents	3,048	6,412
Restricted cash	50	-
Restricted cash, non-current	350	350
Cash and Cash equivalents and restricted cash	3,448	6,762